CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2023 issuer customer	Dec. 31, 2022 issuer customer	Dec. 31, 2021 issuer customer
Foreign currency exchange rate risk
Depreciation (appreciation) of the RMB against US dollar (as a percent)	2.90%	8.20%	(2.30%)
Customer concentration risk | Sales revenue
CONCENTRATION OF RISKS
Number of customers | customer	5	5	5
Concentration risk percentage	28.39%	29.20%	30.95%
Supplier concentration risk | Cost of goods
CONCENTRATION OF RISKS
Concentration risk percentage	96.00%	93.00%	94.00%
Number of suppliers | issuer	5	5	5